Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2022	2023

Machinery and equipment	2,589,709	4,647,957
Buildings (i)(ii)	2,206,923	4,125,849
Molds and toolings	1,505,876	2,179,681
Vehicles	867,434	898,607
Leasehold improvements	681,341	695,972
Construction in process (i)	3,858,358	663,640
Computer and electronic equipment	282,082	388,071
Charging infrastructure	369,994	385,832
Others	130,864	226,905

Sub-total	12,492,581	14,212,514

Less: Accumulated depreciation (iii)	(1,788,193)	(3,151,019)
Less: Impairment (iv)	(97,643)	(107,010)

Property, plant and equipment, net	10,606,745	10,954,485